Summary of Significant Accounting Policies - Patent Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Patent costs	$ 1.7	$ 2.1	$ 2.0